INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2020	2021
	RMB	RMB
BCA	437,003	427,010
NCC	544,018	531,579
Trademark and domain name	339,471	340,053
Technology	96,000	96,000
Less: Accumulated amortization	(908,528)	(1,062,325)
Intangible assets, net	507,964	332,317

Schedule of estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years

Future Amortization Expense
RMB
For the years ending December 31,
2022	174,844
2023	81,660
2024	35,114
2025	35,107
2026 and thereafter	5,592
Total	332,317